Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories recognized in operating costs	$ 135,856,000,000	$ 133,143,000,000	$ 122,999,000,000
Write-down of inventories			$ 820,000,000
Inventories pledged	0	0
Reversal of write-down of inventories	$ 426,000,000	$ 272,000,000